Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES VII
Prospectus Date	rr_ProspectusDate	Sep. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012